Share Capital (Details 1) $ in Thousands	Feb. 28, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Aug. 16, 2022 ₪ / shares shares	Mar. 06, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Mar. 02, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares				57,692,308	30,443,900			93,641,400
Issued capital | $			$ 2,827				$ 2,549
Par value per share | ₪ / shares	₪ 18	₪ 0.1		₪ 0.1	₪ 0.1	₪ 0.1		₪ 0.1	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares			101,582,902				92,510,658		82,296,628
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital | $			$ 2,827				$ 2,549
Par value per share | ₪ / shares		0.1				0.1
Share premium | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital | $			$ 762,516				$ 556,161
Par value per share | ₪ / shares		₪ 0.1				₪ 0.1